United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/11

Date of Reporting Period:  Quarter ended 5/31/10

Item 1.                      Schedule of Investments

Federated Total Return Government Bond Fund

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 54.8%
		U.S. Treasury Bonds – 11.3%
$2,200,000		11.250%, 2/15/2015	3,115,320
5,500,000		7.250%, 5/15/2016 - 8/15/2022	7,118,207
2,050,000		8.750%, 5/15/2017	2,838,770
1,000,000		8.125%, 5/15/2021	1,419,609
4,000,000		7.125%, 2/15/2023	5,372,500
37,500,000	[1]	6.250%, 8/15/2023 - 5/15/2030	47,471,484
1,500,000		7.500%, 11/15/2024	2,109,258
9,200,000		7.625%, 2/15/2025	13,099,937
7,000,000		6.875%, 8/15/2025	9,403,516
8,000,000		3.500%, 2/15/2039	7,038,750
		TOTAL	98,987,351
		U.S. Treasury Inflation-Protected Notes – 6.4%
13,053,430		0.500%, 4/15/2015	13,123,266
42,766,475		1.375%, 1/15/2020	43,077,066
		TOTAL	56,200,332
		U.S. Treasury Notes – 37.1%
82,500,000		4.250%, 10/15/2010 - 8/15/2015	87,315,793
6,000,000		4.875%, 4/30/2011 - 7/31/2011	6,249,307
5,000,000		0.875%, 5/31/2011	5,022,559
15,000,000		1.000%, 12/31/2011	15,078,809
24,400,000		4.750%, 5/31/2012	26,337,704
49,000,000	[1]	1.375%, 10/15/2012 - 3/15/2013	49,366,132
18,250,000	[1]	1.750%, 4/15/2013	18,524,464
15,000,000		1.875%, 4/30/2014	15,086,133
11,500,000		2.625%, 6/30/2014 - 12/31/2014	11,861,855
10,000,000		2.375%, 8/31/2014	10,214,062
44,000,000	[1]	2.500%, 3/31/2015 - 4/30/2015	44,910,859
18,380,000		5.125%, 5/15/2016	21,119,050
4,100,000		4.500%, 5/15/2017	4,578,226
10,000,000	[1]	3.625%, 2/15/2020	10,258,203
		TOTAL	325,923,156
		TOTAL U.S. TREASURY (IDENTIFIED COST $458,574,114)	481,110,839
		GOVERNMENT AGENCIES – 35.3%
		Federal Farm Credit System – 1.5%
1,000,000		1.200%, 7/13/2011	1,008,090
1,000,000		2.375%, 11/4/2013	1,000,286
500,000		5.550%, 7/23/2014	568,079
1,000,000		4.300%, 12/15/2014	1,085,853
1,000,000		5.200%, 1/7/2015	1,125,260
1,000,000		3.625%, 11/18/2016	999,402
1,000,000		5.570%, 11/23/2016	1,149,178
249,000		5.800%, 11/10/2021	291,984
5,000,000		5.410%, 4/17/2036	5,395,409
		TOTAL	12,623,541

Principal Amount or Shares			Value
		Federal Home Loan Bank System – 13.3%
$2,500,000		6.875%, 8/13/2010	2,533,967
3,000,000		5.125%, 9/10/2010	3,041,054
18,000,000		1.625%, 1/21/2011 - 7/27/2011	18,182,950
500,000		2.100%, 9/6/2011	509,847
35,000,000	[1]	1.875%, 6/20/2012	35,616,822
1,000,000		1.650%, 12/10/2012	1,003,019
1,000,000		1.000%, 12/17/2012	1,000,169
1,000,000		2.375%, 5/13/2013	1,026,497
12,000,000		3.625%, 10/18/2013	12,757,888
1,000,000		2.250%, 11/26/2013	1,003,618
2,000,000		2.750%, 9/3/2014 - 12/12/2014	2,019,062
1,000,000		4.650%, 12/17/2014	1,021,312
2,000,000		3.000%, 2/4/2015 - 2/26/2015	2,003,758
1,000,000		2.875%, 6/12/2015	1,016,979
16,100,000	[1]	4.750%, 9/11/2015 - 12/16/2016	17,804,449
14,000,000	[1]	5.375%, 5/18/2016	15,935,191
500,000		2.000%, 10/28/2016	507,692
		TOTAL	116,984,274
		Federal Home Loan Mortgage Corporation – 11.7%
33,000,000		4.750%, 1/18/2011 - 1/19/2016	35,255,550
40,000,000		2.000%, 4/27/2012	40,450,796
8,000,000		1.800%, 2/25/2013	8,042,737
10,000,000		1.875%, 3/8/2013	10,061,647
5,000,000		5.125%, 11/17/2017	5,612,099
70,000		6.750%, 9/15/2029	88,142
3,000,000		5.625%, 11/23/2035	3,092,824
		TOTAL	102,603,795
		Federal National Mortgage Association – 3.7%
1,000,000		5.250%, 8/1/2012	1,078,328
10,000,000		4.000%, 1/18/2013	10,208,427
6,000,000		2.875%, 12/11/2013	6,225,778
12,000,000		3.000%, 9/29/2014	12,208,267
1,000,000		4.125%, 2/11/2015	1,022,445
1,000,000		4.250%, 3/4/2015	1,025,473
1,000,000		5.380%, 10/29/2015	1,018,446
		TOTAL	32,787,164
		Tennessee Valley Authority Bonds – 5.1%
37,550,000		5.500%, 7/18/2017	42,867,046
2,000,000		5.250%, 9/15/2039	2,102,759
		TOTAL	44,969,805
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $302,601,874)	309,968,579
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
3,721		7.500%, 6/1/2012	3,896
		Government National Mortgage Association – 0.0%
47,765		7.500%, 10/15/2026 - 10/15/2027	52,300
44,611		8.000%, 10/15/2027	49,038

Principal Amount or Shares			Value
$139,352		6.500%, 10/15/2031	154,741
		TOTAL	256,079
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $239,408)	259,975
		Collateralized Mortgage Obligations – 0.0%
		Federal National Mortgage Association REMIC – 0.0%
16,315		REMIC 1988-16 B, 9.500%, 6/25/2018	18,569
6,771		REMIC 1989-35 G, 9.500%, 7/25/2019	7,585
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,717)	26,154
		FDIC-Guaranteed Debt – 7.9%
12,500,000		Citibank NA, New York, 1.500%, 7/12/2011	12,623,373
28,000,000		Citibank NA, New York, 1.375%, 8/10/2011	28,233,224
10,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	10,329,356
2,000,000		General Electric Capital Corp., 5.500%, 9/30/2016	2,017,006
15,000,000		General Motor Acceptance Corp., LLC, 2.200%, 12/19/2012	15,346,916
500,000		New York Community Bancorp, Inc., 3.000%, 12/16/2011	515,818
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $68,319,478)	69,065,693
		MUTUAL FUND – 1.3%
11,288,238	[2,3]	Government Obligations Fund, Institutional Shares, 0.05% (AT NET ASSET VALUE)	11,288,238
		Repurchase Agreement – 16.0%
140,282,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046 667 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,049,005,916 (purchased with proceeds from securities lending collateral). (AT COST)	140,282,000
		TOTAL INVESTMENTS — 115.3% (IDENTIFIED COST $981,329,829)[4]	1,012,001,478
		OTHER ASSETS AND LIABILITIES - NET — (15.3)%[5]	(134,557,685)
		TOTAL NET ASSETS — 100%	$877,443,793
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of May 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$136,565,715	$140,282,000
2	Affiliated company.
3	7-Day net yield.
4	At May 31, 2010, the cost of investments for federal tax purposes was $981,329,829. The net unrealized appreciation of investments for federal tax purposes was $30,671,649. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,453,782 and net unrealized depreciation from investments for those securities having an excess of cost over value of $782,133.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the Trustees“).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trust may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Trust will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$481,110,839	$ —	$481,110,839
Government Agencies	—	309,968,579	—	309,968,579
Mortgage-Backed Securities	—	259,975	—	259,975
Collateralized Mortgage Obligations	—	26,154	—	26,154
FDIC-Guaranteed Debt	—	69,065,693	—	69,065,693
Mutual Fund	11,288,238	—	—	11,288,238
Repurchase Agreement	—	140,282,000	—	140,282,000
TOTAL SECURITIES	$11,288,238	$1,000,713,240	$ —	$1,012,001,478

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010